Deferred Expenses - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Deferred Acquisition Costs Arising From Insurance Contracts [line items]
Deferred cost of reinsurance	€ 389	€ 23
Canada Life Insurance [Member]
Disclosure Of Deferred Acquisition Costs Arising From Insurance Contracts [line items]
Deferred cost of reinsurance	€ 360